Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
LOSS PER SHARE
13.	LOSS PER SHARE

The Company computes earnings loss per share (“EPS”) in accordance with ASC 260, Earnings Per Share. Basic EPS is calculated by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS adjusts basic EPS for the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

For all periods presented, the Company reported a net loss, and therefore the effect of all potential common stock equivalents was anti-dilutive. As such, basic and diluted net loss per share are the same.

	Years Ended December 31,
	2025	2024
Net loss	(62,399,163)	(9,392,702)
Weighted average common shares outstanding – basic and diluted	37,344,429	26,017,018
Net loss per share – basic and diluted	$(1.67)	$(0.36)

The following table presents the number of potentially dilutive securities that were excluded from the computation of diluted net loss per share because their effect would have been antidilutive:

	Year Ended December 31,
	2025	2024
Warrants to purchase common stock	405,162	-
Convertible preferred stock	-	37,935,029
Convertible notes payable	610,260	472,373
Total anitdilutive securities	1,015,422	38,407,402